Operating Segment and Revenue Information - Schedule of Revenue by Type of Good or Service (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 4,263,762	¥ 4,027,478	¥ 3,569,006
Sales of pharmaceutical products
Disclosure of products and services [line items]
Revenue from contracts with customers	4,163,652	3,922,280	3,295,723
Out-licensing and service income
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 100,110	¥ 105,198	¥ 273,283